Subsequent Events (Details) - USD ($)						1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	May 14, 2021	May 05, 2021	Apr. 06, 2021	Jan. 08, 2021	Jan. 09, 2020	Feb. 23, 2021	Mar. 16, 2020	Jul. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 06, 2020
Subsequent Events (Details) [Line Items]
Purchase of warrants (in Shares)					8,495,796
Purchase price					$ 5.20				$ 0.17	$ 0.19		$ 0.24
Options granted (in Shares)									511,102	6,065,714	128,909
Agreement description		the Company executed a Master Subscription Agreement with Palantir Technologies Inc (“Palantir Technologies”) under which it will pay $40,000 over five years for access to Palantir Technologies’ Foundry platform. The Company will utilize Palantir Technologies’ Foundry platform to secure deeper insights into data obtained from the Company’s discovery and process development, as well as manufacturing and biorepository operations.
Par value, per share									$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Investment amount (in Dollars)		$ 20,000,000
Gx Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Purchase price				$ 10.00						11.00	$ 9.95
Sponsor advanced (in Dollars)						$ 50,000
Extension Amendment Proposal, description	the Company’s stockholders held a meeting (the “Special Meeting”) and approved and adopted an amendment to its Amended and Restated Certificate of Incorporation to extend the period of time for which the Company is required to consummate a Business Combination from May 23, 2021 to July 31, 2021 the “Extension Amendment Proposal”. In connection with the Extension Amendment Proposal, stockholders holding 16,169,996 shares of the Company’s Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account (the “Trust Account”) at a redemption price of approximately $10.15 per share. As a result, approximately $164.1 million in cash will be removed from the Trust Account to pay such holders. In connection with the Extension Amendment Proposal, the Company has agreed to deposit into the Trust Account $0.025 per share for each month of the Extension period, pro-rated for partial months during the Extension period, resulting in a maximum contribution of $0.0565 per share of Class A common stock that was not redeemed in connection with the Special Meeting (the “Maximum Contribution”). This contribution will be funded as follows: on (or prior to) May 23, 2021, the Company will deposit into the trust account an amount equal to $0.0315 per share of Class A common stock not redeemed in connection with the Special Meeting and on (or prior to) July 1, 2021, the Company will deposit into the trust account an amount equal to $0.025 per share of Class A common stock not redeemed in connection with the Special Meeting, provided that, no such deposits will be made following the completion of the Company’s previously announced business combination. Affiliates of the Company’s Sponsor, have agreed to contribute to the Company as a loan an amount equal to the aggregate amount of each monthly contribution. The loan will not bear interest and will be repayable by the Company upon consummation of the Business Combination in cash or through the issuance of private placement warrants (at a price of $1.00 per warrant, capped at $1,500,000), at the option of the lender
Preferred stock per share				0.0001
Common stock conversion price				$ 0.0001
Subscription agreements, description				concurrently with the execution of the Merger Agreement, the Company entered into separate subscription agreements (the “Subscription Agreements”) with investors (each, a “PIPE Investor”), pursuant to which the PIPE Investors agreed to purchase, and we agreed to sell to the PIPE Investors, an aggregate of 8,340,000 shares of the Company’s Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $83,400,000, in a private placement (the “PIPE Financing”), a portion of which is expected to be funded by (i) existing Celularity investors and affiliates (the “Celularity-Related PIPE Investors”) and (ii) certain additional investors.
Stockholders meeting description								In connection with the Extension Amendment Proposal, stockholders holding 16,169,996 shares of the Company’s Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account (the “Trust Account”) at a redemption price of approximately $10.15 per share. As a result, approximately $164.1 million in cash will be removed from the Trust Account to pay such holders. In connection with the Extension Amendment Proposal, the Company has agreed to deposit into the Trust Account $0.025 per share for each month of the Extension period, pro-rated for partial months during the Extension period, resulting in a maximum contribution of $0.0565 per share of Class A common stock that was not redeemed in connection with the Special Meeting (the “Maximum Contribution”). This contribution will be funded as follows: on (or prior to) May 23, 2021, the Company will deposit into the trust account an amount equal to $0.0315 per share of Class A common stock not redeemed in connection with the Special Meeting and on (or prior to) July 1, 2021, the Company will deposit into the trust account an amount equal to $0.025 per share of Class A common stock not redeemed in connection with the Special Meeting, provided that, no such deposits will be made following the completion of the Company’s previously announced business combination. Affiliates of the Company’s Sponsor, have agreed to contribute to the Company as a loan an amount equal to the aggregate amount of each monthly contribution. The loan will not bear interest and will be repayable by the Company upon consummation of the Business Combination in cash or through the issuance of private placement warrants (at a price of $1.00 per warrant, capped at $1,500,000), at the option of the lender
Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Exercise price of options			$ 7.84
Starr International Investments, Ltd [Member]
Subsequent Events (Details) [Line Items]
Purchase of warrants (in Shares)							8,640,055
Purchase price							$ 5.787
Board of Directors [Member]
Subsequent Events (Details) [Line Items]
Options granted (in Shares)			3,400,000
Common Class A [Member] | Gx Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)				147,327,224							28,750,000
Par value, per share				$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Value per share				$ 10.15